Significant Accounting Policies - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Maximum economic benefit period from paid columns and online courses	1 year	1 year
Number of forms of offline training services | item	2	2
Total revenues	$ 94,172	¥ 655,606,000	¥ 299,093,000	¥ 120,507,000
Contract assets		0	0
Revenue recognized included in contract liabilities balance at the beginning of the period		4,230,000	3,550,000	0
Online advertising services
Revenue recognition
Total revenues	40,712	283,426,000	173,783,000	73,958,000
Integrated marketing
Revenue recognition
Total revenues		250,344,000	40,017,000	10,279,000
Offline events
Revenue recognition
Total revenues		53,861,000	53,711,000	31,670,000
Consulting
Revenue recognition
Total revenues		15,264,000	6,510,000	516,000
Enterprise value-added services
Revenue recognition
Total revenues	45,889	319,469,000	100,238,000	42,465,000
Institutional investor subscription services
Revenue recognition
Total revenues		20,039,000	14,368,000	2,299,000
Enterprise subscription services
Revenue recognition
Total revenues		2,077,000
Individual subscription services
Revenue recognition
Total revenues		30,595,000	10,704,000	1,785,000
Subscription services
Revenue recognition
Total revenues	$ 7,571	¥ 52,711,000	¥ 25,072,000	¥ 4,084,000